Document and Entity Information	Jan. 31, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001825024
Document Type	8-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	Offerpad Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39641
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	2150 E. Germann Road
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	(844)
Local Phone Number	338-4539
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	OPAD
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock, at an exercise price of $11.50 per share
Trading Symbol	OPADWS
Security Exchange Name	NYSE